Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD FIXED INCOME SECURITIES FUNDS
Prospectus Date	rr_ProspectusDate	May 24, 2018
Supplement [Text Block]	fixedincome_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Real Estate II Index Fund

Supplement to the Prospectus Dated May 24, 2018

New Target Index

Effective immediately, Vanguard Real Estate II Index Fund has begun tracking its new target index, the MSCI US Investable Market Real Estate 25/50 Index, as previously approved by the Fund’s board of trustees. The new target index increases exposure to certain specialized real estate investment trusts (REITs) and real estate management and development companies. The board believes that the new index is more closely aligned with the Fund’s new investment objective.

Prospectus Text Changes

The text under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Index, an index that is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which includes specialized REITs, and real estate management and development companies.

The Fund attempts to track the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

All other references to the MSCI US Investable Market Real Estate 25/50 Transition Index are hereby replaced with MSCI US Investable Market Real Estate 25/50 Index.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 2023A 072018
Vanguard Real Estate II Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fixedincome_SupplementTextBlock	[SHIP LOGO VANGUARD (R)]

Vanguard Real Estate II Index Fund

Supplement to the Prospectus Dated May 24, 2018

New Target Index

Effective immediately, Vanguard Real Estate II Index Fund has begun tracking its new target index, the MSCI US Investable Market Real Estate 25/50 Index, as previously approved by the Fund’s board of trustees. The new target index increases exposure to certain specialized real estate investment trusts (REITs) and real estate management and development companies. The board believes that the new index is more closely aligned with the Fund’s new investment objective.

Prospectus Text Changes

The text under the heading “Principal Investment Strategies” is amended to read as follows:

The Fund employs an indexing investment approach designed to track the performance of the MSCI US Investable Market Real Estate 25/50 Index, an index that is made up of stocks of large, mid-size, and small U.S. companies within the real estate sector, as classified under the Global Industry Classification Standard (GICS). The GICS real estate sector is composed of equity real estate investment trusts (known as REITs), which includes specialized REITs, and real estate management and development companies.

The Fund attempts to track the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

All other references to the MSCI US Investable Market Real Estate 25/50 Transition Index are hereby replaced with MSCI US Investable Market Real Estate 25/50 Index.

© 2018 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 2023A 072018